Shareholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Mar. 26, 2021	May 15, 2020	Dec. 22, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares offered														$ 31,900
Proceeds from sale of ordinary shares									$ 9,221	$ 707
Options, exercised					18,736					47,509
Total consideration					$ 1					$ 61
Stock issued, restricted stock award										2,781
Options, granted		37,500	100,000	45,000		267,500	30,000	67,500
Options exercisable, per share		$ 2.83	$ 3.10	$ 4.16		$ 3.33	$ 4.77	$ 4.21
Options, term		10 years	10 years	10 years		10 years	10 years	10 years
Options vested, term		3 years	3 years	4 years		4 years	4 years	4 years
Aggregate grant fair value		$ 10	$ 200	$ 100		$ 600	$ 100	$ 200
Options, exercisable									333,532	390,905
Options, intrinsic value									$ 600	$ 1,100
Share-based Compensation									$ 1,886	$ 2,066	$ 2,231
Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, restricted stock award									59,528
Options, granted									38,637
Options, term									5 years 10 months 24 days	6 years 7 months 6 days
Dividend yield									0.00%
Risk-free interest rate, minimum									0.80%	0.42%	0.42%
Risk-free interest rate, maximum									1.34%	0.74%	2.35%
Volatility rate, minimum									64.00%	83.00%	87.00%
Volatility rate, maximum									81.00%	88.00%	95.00%
Weighted average grant date fair value									$ 2.19	$ 2.76	$ 4.85
Unrecognized share based compensation									$ 3,400	$ 4,000	$ 5,500
Unrecognized compensation, term									1 year 9 months	2 years 10 months 24 days	3 years 1 month 6 days
Allocated stock based compensation									$ 1,900	$ 2,100	$ 2,200
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term									5 years
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term									6 years 3 months
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, shares												78,750
Options vested, term												4 years
Unrecognized share based compensation									$ 0
Share-based Compensation									$ 0	$ 5	$ 70
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted						220,000	220,000
Options exercisable, per share						$ 3.33	$ 5.12
Options, term						10 years	10 years
Options vested, term						4 years	4 years
Aggregate grant fair value						$ 500	$ 800
New Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Maximum amount of shares to be issued													$ 5,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, shares	4,500								2,197,803
Options, exercised									23,236	50,290
Common Stock [Member] | Underwritten Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, shares					2,197,803
Proceeds from sale of ordinary shares					$ 9,200
Share price					$ 4.3258
Option exercisable term					30 days
Additional shares to purchase					329,670
Atthemarket Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Maximum amount of shares to be issued															$ 35,000
Atthemarket Offering [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, shares					1,541,400					136,300
Proceeds from sale of ordinary shares					$ 8,200					$ 800
Incentive Share Option Plan2013 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares reserved for future issuance									375,743